PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Government authorities	$ 694	$ 18
Hedging transaction assets	155
Prepaid expenses	2,154	$ 1,793
Other current assets	290	267
Prepaid expenses and other current assets	$ 3,293	$ 2,078